Investee Companies and other investments (Schedule of Identifiable Assets Acquired and Liabilities Assumed) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of associates [abstract]
Receivable from concessions project		€ 28,927
Intangible asset		5,505
Restricted cash		1,795
Long-term loan	€ (42,091)	(21,370)	€ (16,961)		€ (11,984)
Working Capital, net (excluding cash and cash equivalents)		(119)
Deferred tax		(4,887)
Total net identifiable assets		€ 9,851

[1]	Please refer to note 2C for functional and presentation currency.